Note 11 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Gain (loss) on derivatives	$ 421,308	$ (564,631)
Not Designated as Hedging Instrument [Member]
Gain (loss) on derivatives	421,308	(564,631)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Unrealized (Loss) / Gain [Member]
Gain (loss) on derivatives	552,632	(582,850)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain (loss) on derivatives	$ (131,324)	$ 18,219